ECONOMIC DEPENDENCE (Details) - Customer Concentration Risk - Revenue - customer	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Economic Dependence
Number of key customers	3	3
Customer 1
Economic Dependence
Percentage	25.00%	44.00%
Customer 2
Economic Dependence
Percentage	14.00%	15.00%
Customer 3
Economic Dependence
Percentage	13.00%	11.00%